Current and long-term debt - ING credit facility (Details)	1 Months Ended				12 Months Ended
	Sep. 30, 2020 USD ($) vessel	Jul. 31, 2020 USD ($)	May 31, 2020 USD ($) vessel	Jun. 30, 2015 USD ($)	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) vessel	Sep. 30, 2019 vessel	Jun. 30, 2019 USD ($)	Mar. 31, 2017 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Debt outstanding					$ 2,415,326,000		$ 2,552,473,000
Borrowings instrument term			5 years
Number of vessels | vessel					19		19
Borrowings					$ 2,415,326,000		$ 2,552,473,000
Senior Secured Term Loan Facility - ING Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity									$ 171,200,000	$ 132,500,000	$ 87,000,000.0	$ 52,000,000.0
Debt outstanding			$ 251,400,000		191,300,000		131,400,000					132,500,000
Borrowings instrument term				15 years
Net debt to capitalization ratio				0.60
Consolidated tangible net worth				$ 1,000,000,000.0
Cumulative positive net income				25.00%
Net proceeds of equity issuance				50.00%
Minimum ratio for fair value of vessels				160.00%
Borrowings			251,400,000		191,300,000		$ 131,400,000					132,500,000
Repayments of borrowings					$ 40,700,000
Senior Secured Term Loan Facility - ING Credit Facility [Member] | KEXIM Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Debt outstanding			$ 72,100,000
Number of vessels | vessel			5
Borrowings			$ 72,100,000
Repayments of borrowings			$ 60,200,000
Consolidated Liquidity Requirement - Scenario One [Member] | Senior Secured Term Loan Facility - ING Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount												25,000,000.0
Consolidated Liquidity Requirement - Scenario Two [Member] | Senior Secured Term Loan Facility - ING Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel												500,000
Consolidated liquidity requirement per each chartered-in vessel												$ 250,000
London Interbank Offered Rate LIBOR plus margin [Member] | Senior Secured Term Loan Facility - ING Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis			1.95%			2.40%
First twelve installments | Senior Secured Term Loan Facility - ING Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Periodic borrowing payment amount			$ 2,000,000.0
First Eight Installments [Member] | Senior Secured Term Loan Facility - ING Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Periodic borrowing payment amount			$ 2,100,000			$ 1,000,000.0
Remainder of Payments [Member] | Senior Secured Term Loan Facility - ING Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Periodic borrowing payment amount						$ 800,000
Intallation of scrubbers on product tankers | Senior Secured Term Loan Facility - ING Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Debt outstanding	$ 5,900,000
Borrowings	5,900,000
Intallation of scrubbers on product tankers | STI Notting Hill [Member] | Senior Secured Term Loan Facility - ING Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Debt outstanding		$ 1,500,000
Borrowings		1,500,000
Intallation of scrubbers on product tankers | STI Pontiac | Senior Secured Term Loan Facility - ING Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Debt outstanding		1,100,000
Borrowings		1,100,000
Intallation of scrubbers on product tankers | STI black hawk | Senior Secured Term Loan Facility - ING Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Debt outstanding	1,100,000
Borrowings	1,100,000
Intallation of scrubbers on product tankers | STI Lombard and STI Osceola | Senior Secured Term Loan Facility - ING Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Debt outstanding		2,200,000
Borrowings		2,200,000
Intallation of scrubbers on product tankers | Two quarterly principal payments | STI Lombard and STI Osceola | Senior Secured Term Loan Facility - ING Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Periodic borrowing payment amount		700,000
Intallation of scrubbers on product tankers | Quarterly periodic payments | STI Notting Hill [Member] | Senior Secured Term Loan Facility - ING Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Periodic borrowing payment amount		200,000
Intallation of scrubbers on product tankers | Quarterly periodic payments | STI Pontiac | Senior Secured Term Loan Facility - ING Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Periodic borrowing payment amount		$ 100,000
Intallation of scrubbers on product tankers | Quarterly periodic payments | STI black hawk | Senior Secured Term Loan Facility - ING Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Periodic borrowing payment amount	$ 100,000
Installation of scrubbers MR's [Member] | Senior Secured Term Loan Facility - ING Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel	4
Installation of scrubbers LR2's [Member] | Senior Secured Term Loan Facility - ING Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel	1
Installation of scrubbers | Senior Secured Term Loan Facility - ING Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel								7